Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2021
Separate Accounts Disclosure 1 [Abstract]
Summary of segregated fund types by percentage of investments
The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2021 and 2020:

Type of fund	%
Money market	1 to 5
Fixed income	5 to 10
Balanced	40 to 45
Equity	45 to 50

Summary of carrying calue of Investments held for segregated fund holders
The carrying value of investments held for segregated fund holders are as follows:

As at December 31,	2021	2020
Segregated and mutual fund units	$125,944	$111,789
Equity securities	9,963	9,733
Debt securities	3,410	3,874
Cash, cash equivalents and short-term securities	778	693
Investment properties	446	387
Mortgages	19	19
Other assets	141	140
Total assets	$140,701	$126,635
Less: Liabilities arising from investing activities	705	714
Total investments for account of segregated fund holders	$139,996	$125,921

Summary of changes in insurance contracts and investment contracts for account of segregated fund holders
Changes in insurance contracts and investment contracts for account of segregated fund holders are as follows:

For the years ended December 31,	2021	2020
Balance as at January 1	$125,921	$116,973
Additions to segregated funds:
Deposits	13,509	12,880
Net transfer (to) from general funds	(351)	(1,825)
Net realized and unrealized gains (losses)	9,516	5,643
Other investment income	6,558	4,275
Total additions	$29,232	$20,973
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	12,966	10,618
Management fees	1,276	1,126
Taxes and other expenses	435	396
Foreign exchange rate movements	480	(115)
Total deductions	$15,157	$12,025
Net additions (deductions)	$14,075	$8,948
Balance as at December 31	$139,996	$125,921